Transfers of Financial Assets - Schedule of Loan Securitizations Accounted for as Sales, Whole Loan Sales and Participating Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Student loans | Other asset-backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	$ 1,187,714	$ 2,015,357	$ 4,542,431
Securitization investments	62,783	130,807	239,698
Deconsolidation of debt	0	458,375	0
Servicing assets recognized	36,948	19,903	42,826
Total consideration	1,287,445	2,624,442	4,824,955
Aggregate unpaid principal balance and accrued interest of loans sold	1,227,379	2,540,052	4,677,471
Gain from loan sales	60,066	84,390	147,484
Loss on sale of deconsolidated debt		(8,601)
Student loans | Whole loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	1,676,892	2,596,719	1,399,921
Servicing assets recognized	15,526	25,734	21,145
Repurchase liabilities recognized	(300)	(510)	(314)
Total consideration	1,692,118	2,621,943	1,420,752
Aggregate unpaid principal balance and accrued interest of loans sold	1,635,280	2,503,821	1,389,986
Gain from loan sales	56,838	118,122	30,766
Home loans | Whole loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	2,989,813	2,173,709	733,860
Servicing assets recognized	31,294	20,440	5,724
Repurchase liabilities recognized	(3,288)	(3,034)	(1,720)
Total consideration	3,017,819	2,191,115	737,864
Aggregate unpaid principal balance and accrued interest of loans sold	2,935,343	2,101,895	726,379
Gain from loan sales	82,476	89,220	11,485
Personal loans | Other asset-backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	1,050,062	316,503	397,962
Securitization investments	55,491	20,961	111,556
Deconsolidation of debt	0	414,261	1,464,920
Servicing assets recognized	6,003	2,086	11,229
Total consideration	1,111,556	753,811	1,985,667
Aggregate unpaid principal balance and accrued interest of loans sold	1,054,171	708,346	1,906,757
Gain from loan sales	57,385	45,465	78,910
Loss on sale of deconsolidated debt		(6,098)	(38,741)
Personal loans | Whole loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash	3,373,655	1,285,689	2,316,771
Servicing assets recognized	21,811	8,429	31,138
Repurchase liabilities recognized	(8,168)	(3,535)	(2,948)
Total consideration	3,387,298	1,290,583	2,344,961
Aggregate unpaid principal balance and accrued interest of loans sold	3,253,645	1,238,474	2,257,223
Gain from loan sales	$ 133,653	$ 52,109	$ 87,738